Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) (USD $)	Dec. 31, 2014
Leases Future Minimum Payments [Line Items]
2015	$ 6,076,979
2016	4,975,209
2017	3,258,704
2018	4,129,875
2019 and after	4,762,088
Total	$ 23,202,855